Average Annual Total Returns - Institutional Class - Invesco Conservative Income Fund	Institutional Class Inception Date	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Since Inception	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions Since Inception	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ICE BofAML U.S. Treasury Bill Index 1 Year	ICE BofAML U.S. Treasury Bill Index 5 Years	ICE BofAML U.S. Treasury Bill Index Since Inception	Lipper Ultra Short Obligations Funds Index 1 Year	Lipper Ultra Short Obligations Funds Index 5 Years	Lipper Ultra Short Obligations Funds Index Since Inception
Total	Jul. 01, 2014	3.04%	1.61%	1.47%	2.00%	0.98%	0.89%	1.79%	0.95%	0.87%	2.35%	1.10%	1.00%	2.96%	1.57%	1.43%